Details of Significant Accounts - Share-based payment - Incentive Stock Option Plan - Stock options (Details) - Incentive Stock Option Plan - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based payment arrangements
Weighted-average remaining contractual period		0 years
Minimum
Share-based payment arrangements
Weighted-average exercise price of stock options at exercise dates	$ 0.1	$ 0.1	$ 0.1
Exercise prices of stock options outstanding		0.1	$ 0.1
Weighted-average remaining contractual period			1 year 8 months 15 days
Maximum
Share-based payment arrangements
Weighted-average exercise price of stock options at exercise dates	$ 0.3	0.3	$ 0.3
Exercise prices of stock options outstanding		$ 0.3	$ 0.3
Weighted-average remaining contractual period			3 years 3 months 29 days